Other Income, Net (Tables)	12 Months Ended
Jun. 30, 2025
Other Income, Net [Abstract]
Schedule of Other Nonoperating Income Expense

The following table shows the details of net other income (expenses) for the fiscal years ended June 30, 2025, 2024 and 2023:

	2025	2024	2023
Government grant	$825,799	$267,768	$8,888
VAT refund	—	10,293	128,336
Financial guarantee service and bank charges	(117,263)	(66,610)	(70,600)
Other income	599,511	419,197	10,832
Other expenses	(22,210)	(310,698)	(38,128)
Total other income, net	$1,285,837	$319,950	$39,328